Restructuring - Restructuring Expenses By Functional Area (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restructuring
Cost of cloud	€ 0	€ (20)	€ 0
Cost of software licenses and support	1	(118)	(2)
Cost of services	(3)	(154)	(3)
Research and development	1	(467)	(3)
Sales and marketing	3	(299)	(11)
General and administration	2	(71)	0
Restructuring expenses	€ 3	€ (1,130)	€ (19)